UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

5270 Highland Drive
Bellevue, Washington                                    98006
(Address of principal executive offices)                      (Zip code)

Kailash Birmiwal
Birmiwal Investment Trust
5270 Highland Drive
Bellevue, Washington 98006
(Name and address of agent for service)

Registrant's telephone number, including area code: (425) 957-9436

Date of fiscal year end: March 31

Date of reporting period: July 1, 2005 – June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: Birmiwal Oasis Fund
Custodian Name: US Bank

(a)	(b)	(c )	(d)	(e)	(f)	(g)	(h)	(i)

			Meeting		Issuer or		Vote	For/Against
Issuer	Ticker	CUSIP	Date	Description of Vote	SH	Voted?	Cast	Mgmt

Tata Motors Limited	TTM	876568502	7/11/2005	1. Approval of audited account ended 3/31/2005.	Issuer	yes	for	for

				2. Approval of declaration of dividend on	Issuer	yes	for	for
ordinary shares.

				3. Approval of reappointment of a director in	Issuer	yes	for	for
place of Mr. NN Wadia.

				4. Approval of reappointment of a director	Issuer	yes	for	for
in place of Mr. PP Kadle.

				5. Approval of reappointment of a director	Issuer	yes	for	for
in place of Dr. V Sumantran.

				6. Approval of appointment of statutory auditors.	Issuer	yes	for	for

				7. Approval of reappointment as a whole-time	Issuer	yes	for	for
director, Mr. Ravi Kant.

Wheeling-Pittsburgh	WPSC	963142302	8/4/2005	1. Election of directors.	Issuer	yes	for	*
Corporation

Smith Micro	SMSI	832154108	7/28/2005	1. Election of directors.	Issuer	yes	for	*
Software, Inc.
				2. Approval of stock option/stock issuance plan.	Issuer	yes	for	for
shares.

				3. Approval of an amendment to company's	Issuer	yes	for	for
incorporation to increase number of shares.

				4. Ratify appointment of accountants.	Issuer	yes	for	for

Tivo, Inc.	TIVO	888706108	8/3/2005	1. Election of directors.	Issuer	yes	for	*

				2. Ratify selection of auditors.	Issuer	yes	for	for

Chipmos Technologies	IMOS	G2110R106	8/26/2005	1. Election of directors.	Issuer	yes	for	*
(Bermuda) Ltd.
				2. Reappoint independent auditors.	Issuer	yes	for	for

				3. Increase the authorized share capital of	Issuer	yes	for	for
the company.

				4. Create one or more classes of preferred shares.	Issuer	yes	for	for

				5. Authorize board of directors, from time to time,	Issuer	yes	for	for
to issue all or a portion of the preferred shares.

Linktone, Ltd.	LTON	535925101	9/7/2005	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of auditors.	Issuer	yes	for	*

				3. Authorize company's board of directors to	Issuer	yes	for	*
cause the company to repurchase ordinary shares
or american depository shares in open market.

Traffix, Inc.	TRFX	892721101	9/14/2005	1. Election of directors.	Issuer	yes	withhold all	*

				2. Approval of appointment of auditors.	Issuer	yes	for	for

				3. Ratify and approve the company's	Issuer	yes	against	against
employee incentive plan, F/K/A employee stock
option plan.

				4. In their discretion, ratify and confirm all that	Issuer	yes	against	against
proxy may lawfully do and revoke all proxies
issued by undersigned to vote at meeting or
and adjournment.

Medifast, Inc.	MED	58470H101	9/16/2005	1. Election of directors.	Issuer	yes	for	*

				2. Approve reappointment of company's auditors.	Issuer	yes	for	for

				3. Increase number of shares of common stock	Issuer	yes	against	against
by five to twenty million.

Kongzhong Corp	KONG	50047P104	9/6/2005	1. Approval to amend articles of association	Issuer	yes	for	for
to allow shareholder vote by show of hands.

				2. Approval to amend articles of association	Issuer	yes	for	for
to create a staggered board.

				3. Approval to amend articles of association	Issuer	yes	for	for
to end directors' terms due to conflict of interest.

				4. Approval to amend articles of association	Issuer	yes	for	for
to authorize share repurchases.

				5A. Hanhui Sun to be reelected as director for a	Issuer	yes	for	for
one year term.

				5B. Yunfan Zhou to be reelected as director for	Issuer	yes	for	for
a two year term.

				5C. Yongqiang Qian to be reelected as director for	Issuer	yes	for	for
a two year term.

				5D. Nick Yang to be reelected as director for	Issuer	yes	for	for
a three year term.

				5E. Charlie Shi to be reelected as director for	Issuer	yes	for	for
a three year term.

				6. Approval to increase number of shares to be	Issuer	yes	for	for
issued under equity option plan.

				7. Approval to reappoint independent auditors.	Issuer	yes	for	for

Stonepath Group, Inc.	STG	861837102	10/7/2005	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of auditors.	Issuer	yes	for	for

Omnivision Technologies	OVTI	682128103	9/28/2005	1. Directors recommend a vote for election of	Issuer	yes	withhold all	*
Inc				nominees.

				2. Ratify appointment of accountants.	Issuer	yes	for	for

Nutrition 21, Inc.	NXXI	67069V108	11/3/2005	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of accountants.	Issuer	yes	for	for

Microsoft, Inc.	MSFT	594918104	11/9/2005	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of auditors.	Issuer	yes	for	for

Northern Dynasty	NAK	66510M204	7/4/2005	2. Election of directors.	Issuer	yes	for	*
Minerals, Ltd.
				1. Determine the number of directors at eleven.	Issuer	yes	for	for

				3. Ratify appointment of auditors.	Issuer	yes	for	for

				4. Authorize directors to fix auditor's remuneration.	Issuer	yes	for	for

				5. Approve special resolution to remove	Issuer	yes	for	for
pre-existing company provisions.

				6. Approve special resolution to adopt	Issuer	yes	for	for
new articles.

				7. Increase share options plan.	Issuer	yes	for	for

				8. Transact other business that may come	Issuer	yes	for	for
before meeting.

Gravity Co., Ltd.	GRVY	38911N107	9/21/2005	1A. Election of standing director, II Young Ryu.	Issuer	yes	against	*

				1B1. Election of outside director as audit	Issuer	yes	against	*
committee member, Kotani Yasushi.

				1B2. Election of outside director as audit	Issuer	yes	against	*
committee member, Joo Hee Won.

				1B3. Election of outside director as audit	Issuer	yes	against	*
committee member, Jay Young Lee.

				1C. Election of outside director, Elji Deyama.	Issuer	yes	against	*

Micron Technology	MU	595112103	12/6/2005	1. Election of directors.	Issuer	yes	for	*
Inc.
				2. Approve amendment to equity incentive plan	Issuer	yes	for	for
increasing number of common stock shares.

				3. Ratify appointment of accountants.	Issuer	yes	for	for

Geopharma Inc.	GORX	37250A106	10/21/2005	1. Election of directors.	Issuer	yes	withhold all	*

				2. Ratify selection of Brimmer, Burek, & Keelan.	Issuer	yes	for	for

Farmstead Telephone	FTGP	311565303	12/16/2005	1. Proposal to approve issuance of more than 20%	Issuer	yes	against	against
Group, Inc.				shares of common stock.

				2. Proposal to approve issuance of more than 20%	Issuer	yes	against	against
in shares of common stock in any series or
combinations of private offering sales and issuances
to investors of the company's securities; and
secondary offering sale and issuance to the
public of common stock.

				3. Proposal to amend stock option plan	Issuer	yes	against	against

				4. Propose to permit board of directors to adjourn	Issuer	yes	for	for
or postpone meeting.

Jennifer Convertibles Inc	JEN	476153101	2/7/2006	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of accountants.	Issuer	yes	for	for

BSD Medical Corp	BSM	055662100	2/13/2006	1. Election of directors.	Issuer	yes	for	*

				2. Approve the company's director stock plan.	Issuer	yes	for	for

				3. Ratify selection of accountants.	Issuer	yes	for	for

4. Transact business that may come before the
				meeting.	Issuer	yes	for	for

Headwaters Inc.	HW	42210P102	2/28/2006	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of accountants.	Issuer	yes	for	for

Sento Corporation	SNTO	816918205	2/16/2006	1. Election of directors.	Issuer	yes	for	*

				2. Approve amendment to stock incentive plan.	Issuer	yes	for	for

				3. Approve amendment to employee stock	Issuer	yes	for	for
purchase plan.

				4. Ratify selection of auditors.	Issuer	yes	for	for

Amtech Systems Inc	ASYS	032332504	3/2/2006	1. Election of directors.	Issuer	yes	for	*

Nitches, Inc		65476M109	3/15/2006	1. Election of directors.	Issuer	yes	for	*

				2. Adoption of equity incentive plan.	Issuer	yes	for	for

Taseko Mines Ltd	TKO	876511106	3/22/2006	2. Election of directors.	Issuer	yes	for	*

				1. Fix number of directors at nine.	Issuer	yes	for	for

				3. Appoint auditors and authorize directors to	Issuer	yes	for	for
fix remuneration of auditor.

				4. Increase authorized capital to unlimited number	Issuer	yes	for	for
of common shares.

				5. Authorize class of preferred shares without	Issuer	yes	for	for
a maximum number.

				6. Approve special resolution to adopt new	Issuer	yes	for	for
articles for company.

				7. Approve an ordinary resolution to adopt	Issuer	yes	for	for
a rolling share option plan.

Webzen Inc	WZEN	94846M102	3/28/2006	1. Approval of balance sheet, income statement,	Issuer	yes	for	for
and statement of appropriation of retained earnings.

				2. Amend articles of incorporation.	Issuer	yes	for	for

				3A. Election of Nam-Ju Kim as director.	Issuer	yes	for	for

				3B. Election of Kil-Saup Song as director.	Issuer	yes	for	for

				4. Approve limit on remuneration of directors.	Issuer	yes	for	for

Novamerican Steel Inc	TONS	669959108	4/3/2006	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of auditors.	Issuer	yes	for	for

Sigmatel Inc	SGTL	82661W107	4/26/2006	1. Election of directors.	Issuer	yes	for	*

Chemtura Corp	CEM	163893100	4/27/2006	1. Election of directors.	Issuer	yes	for	*

				2. Approve proposal to amend articles of	Issuer	yes	for	for
incorporation to declassify directors.

				3. Approve long term incentive plan.	Issuer	yes	for	for

Houston Exploration	THX	442120101	4/28/2006	1. Election of directors.	Issuer	yes	for	*
Company
				2. Ratify appointment of accountants.	Issuer	yes	for	for

Pioneer Companies Inc	PONR	723643300	5/2/2006	1. Election of directors.	Issuer	yes	for	*

				2. Approve stock incentive plan.	Issuer	yes	for	for

				3. Ratify appointment of accountants.	Issuer	yes	for	for

Mueller Industries Inc	MLI	624756102	5/4/2006	1. Election of directors.	Issuer	yes	for	*

				2. Approve stock option plan.	Issuer	yes	for	for

				3. Ratify appointment of auditors.	Issuer	yes	for	for

Energy Partners Ltd	EPL	29270U105	5/4/2006	1. Election of directors.	Issuer	yes	for	*

				2. Approve amendment to articles of incorporation	Issuer	yes	for	for
to increase number of common stock shares.

				3. Approve long term incentive plan.	Issuer	yes	for	for

				4. Ratify appointment of accountants.	Issuer	yes	for	for

Gerdau Ameristeel	GNA	37373P105	5/10/2006	A. Election of directors.	Issuer	yes	for	*
Corporation
				B. Ratify appointment of accountants and	Issuer	yes	for	for
authorize directors to fix auditor's remuneration.

				C. Approve continuance of company under the	Issuer	yes	for	for
Canada Business Corporation Act, and any
amendments that may come before the meeting.

				D. Approval of a new by-law or amendments	Issuer	yes	for	for
of it.

Viropharma Inc	VPHM	928241108	5/19/2006	1. Election of directors.	Issuer	yes	for	*

				2. Approve stock option and restricted share plan.	Issuer	yes	for	for

				3. Ratify appointment of accountants.	Issuer	yes	for	for

Gravity Co	GRVY	38911N107	3/31/2006	1. Approval of restatement result for FY 2002,	Issuer	yes	against	*
2003, 2004.

				2. Approval for balance sheet, income statement,	Issuer	yes	against	*
surplus appropriation statement.

				3. Appointment of directors.	Issuer	yes	against	*

				4. Approval for ceiling on remuneration for	Issuer	yes	against	*
directors.

Serono S.A.	SRA	81752M101	4/25/2006	4A. Election of directors.	Issuer	yes	for	*

				1. Approval of annual report, accounts and	Issuer	yes	for	*
consolidated accounts.

				2. Proposed appropriation of available earnings	Issuer	yes	for	*
in the 2005 balance sheet and dividend proposal.

				3. Discharge of board of directors and management.	Issuer	yes	for	*

				4B. Auditors	Issuer	yes	for	*

				4C. Special auditors.	Issuer	yes	for	*

				5. Creation of new authorized capital.	Issuer	yes	for	*

Grupo Simec S.A. de CV	SIM	400491106	4/28/2006	1. Appointment of examiners, attendance	Issuer	yes	for	*
computation and declaration.

				2. Presentation of the Board financial report for	Issuer	yes	for	*
FY Jan. 1 to Dec. 31, 2005 and annual financial.

				3. Presentation of audit committee annual report.	Issuer	yes	for	*

				4. Presentation of statutory examiner report.	Issuer	yes	for	*

				5. Application of result obtained in the mentioned	Issuer	yes	for	*
fiscal year.

				6. Election of directors, of audit committee and of	Issuer	yes	for	*
statutory examiners; determine fees for directors
and statutory examiners.

				7. Appointment of special delegates to formalize	Issuer	yes	for	*
resolutions adopted in meeting.

				8. Presentation of meeting minutes.	Issuer	yes	for	*

Alon USA Energy	ALJ	020520102	5/9/2006	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of accountants.	Issuer	yes	for	for

				3. Approve incentive compensation plan.	Issuer	yes	abstain	abstain

Mittal Steel Company NV	MT	60684P101	5/9/2006	2. Approve mixed cash and exchange offer for	Issuer	yes	for	*
outstanding share capital and equity securities
of Arcelor S.A.

				3. Reduced current issued share capital, reduction	Issuer	yes	for	*
conditioned upon closing of the offer and exchange
of newly issued class A shares for certain
Arcelor securities. Reduce nominal value of
class B shares without repayment of difference.

				4. Propose to amend Articles of Association,	Issuer	yes	for	*
conditioned upon completion of offer. Authorize
each member of Board, each lawyer, and
paralegal practicing with said firm to implement
the amendment.

				5a. Propose to extend authority of managing board	Issuer	yes	for	*
for one year to issue and/or grant rights with
regards to class A shares pursuant to offer.

				5b. Propose to extend authority of managing board	Issuer	yes	for	*
for one year to issue and/or grant rights with
regards to 10 % of the unissued class A shares.

				7. Propose to adopt annual accounts.	Issuer	yes	for	*

				9. Propose to continue to pay a quarterly dividend	Issuer	yes	for	*
of US $ 0.125 subject to final determination of
board.

				10. Propose to approve management performed	Issuer	yes	for	*
by Directors "A" of the Board, including discharge
of the Directors "A" from liability with respect to
their exercise of their duties.

				11. Propose to approve supervision performed	Issuer	yes	for	*
by Directors "C" of the Board, including discharge
of the Directors "C" from liability with respect to
their exercise of their duties.

				12. Proposal by holders of class B shares to	SH	yes	for	*
reappoint as Directors "C" for a one year term.

				13. Propose to designate Ms. Usha Mittal as	Issuer	yes	for	*
person referred in Article 23 of Articles.

				14. Propose to re-appoint accountants.	Issuer	yes	for	*

				15. Propose to designate managing board to	Issuer	yes	for	*
repurchase class shares.

				16. Propose to amend stock option plan.	Issuer	yes	for	*

				17. Propose to extend authority of managing	Issuer	yes	for	*
board for one year to limit or execute the
pre-emptive rights to class A shares.

Blue Dolphin	BDCO	095395208	5/17/2006	1. Election of directors.	Issuer	yes	for	*
Energy Company
				2. Approve stock incentive plan.	Issuer	yes	for	for

Aspreva Pharmaceuticals	ASPV	04538T109	5/24/2006	1. Election of directors.	Issuer	yes	for	*
Corp
				2. Ratify appointment of accountants and	Issuer	yes	for	for
authorize directors to fix remuneration for auditors.

				3. Approve incentive stock option plan.	Issuer	yes	for	for

4.Transact other business that may come
				before the meeting.	Issuer	yes	for	for

Steven Madden Ltd.	SHOO	556269108	5/26/2006	1. Election of directors.	Issuer	yes	for	*

				2. Approve stock incentive plan.	Issuer	yes	against	against

				3. Ratify appointment of auditors.	Issuer	yes	for	for

I2 Technologies, Inc.	ITWO	465754208	5/31/2006	1. Election of directors.	Issuer	yes	for	*

				2. Approve issuance of common stock to fully	Issuer	yes	for	for
provide for conversion of 5% senior convertible
notes due 2015.

Impac Mortgage	IMH	45254P102	6/1/2006	1. Election of directors.	Issuer	yes	for	*
Holdings Inc
				2. Ratify appointment of auditors.	Issuer	yes	for	for

NYSE Group Inc	NYX	62949W103	6/1/2006	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of accountants.	Issuer	yes	for	for

Realnetworks, Inc	RNWK	75605L104	6/5/2006	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of accountants.	Issuer	yes	for	for

Ternium S.A.	TX	880890108	6/7/2006	1. Approve consolidated financial statements.	Issuer	yes	for	*

				2. Approve unconsolidated annual accounts.	Issuer	yes	for	*

				3. Allocation of results.	Issuer	yes	for	*

				4. Discharge of some members of the board.	Issuer	yes	for	*

				5. Election of directors.	Issuer	yes	for	*

				6. Authorize board to delegate day-to-day	Issuer	yes	for	*
operations to one or more members of board.

				7. Authorize board to appoint one or more of its	Issuer	yes	against	*
members as company's attorney-in-fact.

				8. Board of directors' compensation.	Issuer	yes	for	*

				9. Appointment of auditors and their fees.	Issuer	yes	for	*

Leadis Technology	LDIS	52171N103	6/9/2006	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of accountants.	Issuer	yes	for	for

Global Crossing Ltd	GLBC	G3921A175	6/13/2006	1. Election of directors.	Issuer	yes	for	*

				2. Increase authorized share capital of company.	Issuer	yes	against	against

				3. Ratify appointment of accountants.	Issuer	yes	for	for

Northern Orion	NTO	665575106	6/13/2006	1. Determine the number of directors at six.	Issuer	yes	for	for
Resources Inc
				2. Election of directors.	Issuer	yes	for	*

				3. Ratify appointment of auditors.	Issuer	yes	for	for

				4. Authorize directors to fix auditor's remuneration.	Issuer	yes	for	for

				5. Transact such other business as may properly	Issuer	yes	for	for
come before the court.

Ikanos Communication	IKAN	45173E105	6/13/2006	1. Election of directors.	Issuer	yes	for	*

				2. Ratify appointment of auditors.	Issuer	yes	for	for

AU Optronics Corp	AUO	002255107	6/15/2006	1. Acceptance of business report and	Issuer	yes	for	for
financial statement.

				2. Acceptance of proposal for distribution of	Issuer	yes	for	for
2005 profits.

				3. Approval of capitalization of stock dividends	Issuer	yes	for	for
and employee stock bonus.

				4. Approval of merger with Quanta Display Inc.	Issuer	yes	for	for
And issuance of new common shares to
shareholders of Quanta Display, Inc.

				5. Approval of revision of articles of incorporation.	Issuer	yes	for	for

				6. Approval of revisions to "Rules for the	Issuer	yes	for	for
Election of Directors and Supervisors."

				7. Approval of revisions to "Guidelines for	Issuer	yes	for	for
Endorsements and Guarantees."

				8. Approval of proposal to opt for tax benefits	Issuer	yes	for	for
on the issuance of new shares.

Patni Computer Systems	PTI	703248203	6/21/2006	1. Receive, consider and adopt audited balance	Issuer	yes	for	for
sheet and the profit and loss account and reports
of directors and auditors.

				2. Declare dividend on equity shares.	Issuer	yes	for	for

				3. To appoint a director in place of Mr. Pradip Shah	Issuer	yes	for	for
who reties by rotation and offers himself for
reappointment.

				4. To appoint a director in place of	Issuer	yes	for	for
Mr. Ramesh Venkateswaran
who reties by rotation and offers himself for
reappointment.

				5. Appoint auditors and fix remuneration.	Issuer	yes	for	for

				S6. Appointment of branch auditors.	Issuer	yes	for	for

				S7. Appoint of Mr. Arun Maira as director.	Issuer	yes	for	for

				S8. Reappointment of Mr. G.K. Patni as	Issuer	yes	for	for
executive director.

				S9. Reappointment of Mr. A.K. Patni	Issuer	yes	for	for
as executive director.

				S10. Appointment under Section 314 of	Issuer	yes	for	for
company's act.

				S11. Amendment to the Patni ESOP (for company).	Issuer	yes	for	for

				S12. Amendment to the Patni ESOP	Issuer	yes	for	for
(for subsidiaries of company).

MSGI Security	MSGI	553570102	6/28/2006	1. Election of directors.	Issuer	yes	for	*
Solutions Inc
				2. Amendment to amended and restated	Issuer	yes	against	against
articles of incorporation to increase number
of common share stock.

Linktone Ltd	LTON	535925101	6/29/2006	1A. Elect class II director, Elaine La Roche	Issuer	yes	for	*

				1B. Elect class II director, Thomas Hubbs.	Issuer	yes	for	*

				1C. Elect class II director, Michael Guangxin Li.	Issuer	yes	for	*

				2. Ratify appointment of auditors.	Issuer	yes	for	*

Nippon Telegraph &	NTT	654624105	6/28/2006	3. Election of directors.	Issuer	yes	for	*
Telephone
				1. Approval of proposed appropriation of	Issuer	yes	for	for
unappropriated retained earnings.

				2. Partial amendment of articles of incorporation.	Issuer	yes	for	for

				4A. Elect Susumu Fukuzawa as corporate	Issuer	yes	for	for
auditor.

				4B. Elect Shigeru Iwamoto as corporate	Issuer	yes	for	for
auditor.

				5. Election of auditor.	Issuer	yes	for	for

				6.Award of retirement allowance for retiring	Issuer	yes	for	for
director and corporate auditors and one-time
discontinuation payment due to abolition of
retirement allowance system.

Mittal Steel Company	MT	60684P101	6/30/2006	2. Approve mixed cash and exchange offer for	Issuer	yes	for	*
issued outstanding share capital and equity
securities of Arcelor S.A.

				3. Propose to reduce current issued share	Issuer	yes	for	*
capital.

				4. Propose to amend company's article of	Issuer	yes	for	*
association and authorize each member of board
and lawyer and paralegal team to implement
the amendment.

				5. Propose to extend authority of managing board	Issuer	yes	for	*
with respect to class A shares issued pursuant
to the offer.

				6. Proposal by the managing board to appoint	Issuer	yes	for	*
Mr. F.H. Pinault as director "C".

* Proxy did not specify management’s recommendation.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

       Kailash Birmiwal, President

Date:        8-24-06